Statutory and regulatory requirements	12 Months Ended
Dec. 31, 2014
Statutory and regulatory requirements [Abstract]
Statutory and regulatory requirements
Statutory and regulatory requirements
Validus Holdings, Ltd. has operations which are subject to laws and regulations in the jurisdictions in which they operate, the most significant of which are Bermuda, the United Kingdom, the United States and Switzerland.
As a holding company, Validus Holdings, Ltd.’s principal sources of income are dividends or other sources of permitted distributions from its subsidiaries. These funds provide the cash flow required for dividend payments to the Company’s shareholders. The holding company has no material restrictions on its ability to make distributions to shareholders however, the ability of our (re)insurance subsidiaries to make distributions is limited by the applicable laws and regulations of the various countries in which we operate. The Company’s subsidiaries are required to maintain certain measures of solvency and liquidity which provide restrictions on declaring dividends and distributions. The statutory capital and surplus in certain of our most significant regulatory jurisdictions as at December 31, 2014 and 2013 was as follows:

	Bermuda (a)		United States (b)		Switzerland (c)
	December 31,		December 31,		December 31,
	2014	2013	2014	2013	2014	2013
Required statutory capital and surplus	$586,641	$1,390,179	$95,963	$—	$205,563	$312,563
Actual statutory capital and surplus	3,793,329	3,884,572	452,089	—	701,010	939,609

(a)
The Company's Bermuda based insurance subsidiaries are required to maintain minimum statutory capital and surplus equal to the greater of a minimum solvency margin ("MSM") and the Enhanced Capital Requirement ("ECR") where applicable. The ECR is equal to the higher of each insurer's MSM or the Bermuda Solvency Capital Requirement ("BSCR") model or approved internal capital model. The BSCR for the relevant insurers for the year ended December 31, 2014 will not be filed with the BMA until April 2015. As a result, the required statutory capital and surplus as at December 31, 2014 is based on the MSM of all relevant insurers, whereas the required statutory capital and surplus as at December 31, 2013 is based on the MSM and ECR where applicable for all relevant insurers. Required statutory capital and surplus includes Validus Reinsurance, Ltd., Validus Reinsurance (Switzerland) Ltd (Bermuda Branch), PaCRe, Ltd., IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd. Actual statutory capital and surplus includes Validus Reinsurance, Ltd., AlphaCat Reinsurance, Ltd. and Talbot Insurance (Bermuda), Ltd. Validus Reinsurance, Ltd. is the parent company of the other five Bermuda based insurance subsidiaries.

(b)
Required statutory capital and surplus is based on the Risk-Based Capital ("RBC") requirements and includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. Actual statutory capital and surplus includes Western World Insurance Company. Western World Insurance Company is the parent Company of the other two U.S. based insurance subsidiaries. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.

(c)
Required statutory capital and surplus is based on the Target Capital ("TC") requirements calculated under the Swiss Solvency Test ("SST"). Required and actual statutory capital and surplus includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA).

During 2015, the Company's regulated subsidiaries have the ability to distribute up to $1,013,379 of unrestricted net assets as dividend payments and/or return of capital to Validus Holdings, Ltd. (2014: $516,854) without prior regulatory approval. During the year ended December 31, 2014, actual dividends and distributions to Validus Holdings, Ltd. from its subsidiaries were $773,966 (2013: $1,009,000).
Statutory net income for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Bermuda (a)			United States (b)			Switzerland (c)
	Year ended December 31,			Year ended December 31,			Year ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Statutory net income (loss)	$509,559	$688,001	$496,227	$105,210	$—	$—	$60,308	$(17,655)	$(1,559)

(a)
Statutory net income includes Validus Reinsurance, Ltd., PaCRe, Ltd. (at the Company's effective 10% equity interest), IPCRe Limited, Validus Re Americas, Ltd., Talbot Insurance (Bermuda), Ltd., AlphaCat Reinsurance, Ltd. and Mont Fort Re Ltd.

(b)
Statutory net income includes Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.

(c)
Statutory net income (loss) includes Validus Reinsurance (Switzerland) Ltd (formerly Flagstone Réassurance Suisse SA). The results of Validus Reinsurance (Switzerland) Ltd, a former Flagstone subsidiary, have been included in the Company's consolidated results from the November 30, 2012 date of acquisition.

(a)	Bermuda
The Company has eight Bermuda based insurance subsidiaries: Validus Reinsurance, Ltd., a Class 4 insurer; Validus Reinsurance (Switzerland) Ltd (Bermuda Branch) (formerly known as Flagstone Réassurance Suisse S.A. (Bermuda Branch)), a Class 4 insurer; PaCRe, Ltd., a Class 4 insurer; IPCRe Limited ("IPCRe") (formerly known as Validus Re Americas, Ltd.), a Class 3A insurer; Validus Re Americas, Ltd. (formerly known as Longhorn Re, Ltd.), a Class 3A insurer; Talbot Insurance (Bermuda), Ltd. ("TIBL"), a Class 3 insurer; AlphaCat Reinsurance, Ltd., a Class 3 insurer; and Mont Fort Re Ltd., a Class 3 insurer. The Company also has investments in two Bermuda based insurance affiliates, AlphaCat Re 2011, Ltd. and AlphaCat Re 2012, Ltd., each licensed as a Special Purpose Insurer (“SPI”) under the Insurance Act. Each of these Bermuda insurance subsidiaries and affiliates is registered under the Insurance Act. The Bermuda subsidiaries have to meet certain requirements for minimum solvency and liquidity ratios and all statutory filings are prepared in accordance with prescribed regulatory accounting practices required by The Insurance Act 1978. At December 31, 2014 and 2013, the actual statutory capital and surplus of the Bermuda based insurance subsidiaries exceeded the relevant regulatory requirements.
The ability of certain of these subsidiaries to pay dividends to us is limited under Bermuda law and regulations. The Insurance Act provides that each of the Class 4 Bermuda subsidiaries may not declare or pay, in any financial year, dividends of more than 25% of its total statutory capital and surplus (as shown on its statutory balance sheet in relation to the previous financial year) unless it files with the BMA at least seven days prior to the payment, an affidavit signed by at least two directors and such insurance subsidiary's principal representative, stating that in their opinion such subsidiary will continue to satisfy the required margins following declaration of those dividends, however, there is no additional requirement for BMA approval. In addition, before reducing its total statutory capital by 15% or more (as set out in its previous year's statutory financial statements) each of the Class 3A and Class 4 Bermuda insurance subsidiaries must make application to the BMA for permission to do so; such application shall consist of an affidavit signed by at least two directors and such insurance subsidiary's principal representative stating that in their opinion the proposed reduction in capital will not cause such subsidiaries to fail to meet its relevant margins, and such other information as the BMA may require. The Insurance Act permits each of the insurance subsidiaries to declare or pay any dividends during any financial year so long as it does not cause the insurance subsidiary to fail to meet its relevant margins subject to the restrictions set out herein and other than in respect of IPCRe. The Class 3 insurers, before reducing by 15% or more of its total statutory capital, as set out in its previous year's financial statements, shall apply to the BMA for its approval and shall provide such information as the BMA may require. The Company's primary restrictions on net assets of insurance subsidiaries consist of regulatory requirements placed upon the regulated insurance subsidiaries to hold minimum amounts of total statutory capital and surplus and other than the restriction on IPCRe noted above, there were no other material restrictions on net assets in place as of December 31, 2014.
The Company's principal operating subsidiary in Bermuda, Validus Reinsurance Ltd., maintains a branch office in Singapore. As the branch office is not considered a separate entity for regulatory purposes, the required and actual statutory capital and surplus amount includes amounts, as set out above, related to the applicable branch office. The branch office is subject to additional minimum capital or asset requirements in their country of domicile. At December 31, 2014 and 2013, the actual capital and assets for the branch exceeded the relevant local regulatory requirements.

(b)	United Kingdom
As disclosed in Note 22 “Commitments and contingencies (d) Funds at Lloyd’s,” Syndicate 1183 and Talbot 2002 Underwriting Capital Ltd (“T02”) are subject to regulation by the Council of Lloyd’s. Syndicate 1183 and T02 are also subject to regulation by the U.K. Financial Conduct Authority (“FCA”) and Prudential Regulation Authority (“PRA”) under the Financial Services and Market Act 2000.
T02 is a corporate member of Lloyd’s. As a corporate member of Lloyd’s, T02 is bound by the rules of the Society of Lloyd’s, which are prescribed by Bye-laws and Requirements made by the Council of Lloyd’s under powers conferred by the Lloyd’s Act 1982. These rules (among other matters) prescribe T02’s membership subscription, the level of its contribution to the Lloyd’s central fund and the assets it must deposit with Lloyd’s in support of its underwriting. The Council of Lloyd’s has broad power to sanction breaches of its rules, including the power to restrict or prohibit a member’s participation on Lloyd’s syndicates. The capital required to support a Syndicate’s underwriting capacity, or “Funds at Lloyd’s”, is assessed annually and is determined by Lloyd’s in accordance with the rules of the Society of Lloyd’s. The capital to support the underwriting of Syndicate 1183 is provided in the form of a letter of credit and funds held at Lloyd’s. The amount provided as Funds at Lloyd’s is not available for distribution to the Company for the payment of dividends.
Each year, during the second quarter, the corporate member applies to Lloyd’s to release accumulated funds, whether syndicate profits, interest on Funds at Lloyd’s or other which are in excess of the agreed Funds at Lloyd’s amount. At December 31, 2014 and 2013, the actual capital and assets exceeded the relevant local regulatory requirements. The release for the year ended December 31, 2014 enabled a dividend payment of $100,000 (2013: $190,000) to the Company. For further details on Funds at Lloyd's refer to Note 22 (d) "Commitments and contingencies" to the Consolidated Financial Statements.

(c)	United States
The Company has three U.S. based insurance subsidiaries domiciled in New Hampshire: Western World Insurance Company, Tudor Insurance Company and Stratford Insurance Company. New Hampshire insurance laws limit the amount of dividends Western World may pay to the Company in a 12-month period without the approval of the New Hampshire State Insurance Department (Insurance Department). These limitations are based on the lesser of: a maximum of 10.0% of prior year end statutory surplus as determined under statutory accounting practices or the net income, not including realized capital gains, for the 12-month period ending December 31, next preceding, but shall not include pro rata distributions of any class of the insurer's own securities. In determining whether a dividend or distribution is extraordinary, an insurer may carry forward net income from the previous two calendar years that has not already been paid out as dividends. This carry-forward shall be computed by taking the net income from the second and third preceding calendar years, not including realized capital gains, less dividends paid in the second and immediate preceding calendar years. During 2015, the maximum dividend that may be paid to the Company by Western World without obtaining prior approval is $45,209.
The Company’s U.S. based insurance company subsidiaries are required to file financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department to which the insurance company subsidiaries are subject (statutory basis). Such accounting practices vary in certain respects from GAAP.
The Company’s U.S. based insurance company subsidiaries are subject to certain Risk-Based Capital ("RBC") requirements as specified by the National Association of Insurance Commissioners. Under those requirements, the minimum amount of capital and surplus required to be maintained by a property/casualty insurance company is based on various risk factors. At December 31, 2014, the Company’s U.S. based insurance company subsidiaries met the RBC requirements.
State insurance laws and regulations prescribe accounting practices for determining statutory net income and equity for insurance companies. In addition, state regulators may permit statutory accounting practices that differ from such prescribed practices. The Company’s insurance company subsidiaries did not use such permitted practices in 2014.

(d)	Switzerland
Validus Reinsurance (Switzerland) Ltd ("Validus Re Swiss") (formerly Flagstone Réassurance Suisse SA), is a société anonyme headquartered in Zurich, Switzerland as of February 1, 2014. The conduct of reinsurance business by a company headquartered in Switzerland requires a license granted by the Swiss Financial Market Supervisory Authority ("FINMA").
Validus Re Swiss is funded by equity in the form of paid in capital by shares and in share premium. Under Swiss corporate law as modified by insurance supervisory law, a non-life insurance company is obliged to contribute to statutory legal reserves a minimum of 20% of any annual profit up to 50% of statutory capital, being paid in share capital. Validus Re Swiss has been substantially funded by share premium. Share premium can be distributed to shareholders without being subject to withholding tax. However, the distribution of any special dividend to shareholders remains subject to the approval of FINMA which has regard to the maintenance of solvency and the interests of reinsureds and creditors. At December 31, 2014 and 2013, the actual capital and assets exceeded the relevant local regulatory requirements.